Condensed Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Net Revenues
Crowd funding	$ 78,055	$ 17,858	$ 66,716	$ 50,319
Other	8,050	1,664	12,714	57,418
Revenues	86,105	19,522	79,430	107,737
Operating Expenses
General and administrative	274,015	75,196	427,103	290,395
Professional fees	204,713	13,713	795,615	97,332
Research and development costs	45,975	0	78,773	165,357
Depreciation and amortization	334	320	1,302	979
Total Operating Expenses	525,037	89,229	1,302,793	554,063
Operating loss	(438,932)	(69,707)	(1,223,363)	(446,326)
Other Income (Expense)
Fair value adjustment derivative liability	15,264	0	1,341	0
Interest income	0	0	0	3,335
Interest expense	(5,810)	(4,940)	(20,166)	(15,688)
Government subsidy	8,221	7,869	31,905	20,885
Gain on sale of 450 common shares of Gambitious B.V.				19,345
Equity in losses of Gambitious B.V.	0	(22,489)	(49,913)	(86,492)
Other income and expense	(1,631)	0	0	0
Total Other Income (Expense)	16,044	(19,560)	(36,833)	(58,615)
Net Loss	(422,888)	(89,267)	(1,260,196)	(504,941)
Net loss attributable to non-controlling interests	11,018	15,815	30,016	64,562
Net loss attributable to Symbid Corp. shareholders	$ (411,870)	$ (73,452)	$ (1,230,180)	$ (440,379)
Basic and diluted loss per common share	$ (0.02)	$ 0.00	$ (0.05)	$ (0.02)
Weighted average number of shares outstanding
Basic and diluted	26,498,864	21,103,810	22,580,549	20,909,933